Income Taxes - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 18, 2021	Dec. 31, 2021	Dec. 31, 2020
Amount
Income tax benefit at statutory rate		$ (5,560)	$ (13,970)
State income taxes, net of federal benefit		(1,706)	(1,338)
Tax credits		(2,662)	(2,625)
Other nondeductible expenses		(11,991)	90
Deferred rate changes	$ 6,900	8,981	16
Deferred tax true-up(1)		3,120	(1,736)
Change in valuation allowance		9,818	19,563
Provision for income taxes		$ 0	$ 0
Rate
Income tax benefit at statutory rate (as a percent)		21.00%	21.00%
State income taxes, net of federal benefit (as a percent)		6.40%	2.00%
Tax credits (as a percent)		10.10%	3.90%
Other nondeductible expenses (as a percent)		45.30%	(0.10%)
Deferred rate changes (as a percent)		(33.90%)	0.00%
Other (as a percent)		(11.80%)	2.60%
Change in valuation allowance (as a percent)		(37.10%)	(29.40%)
Provision for income taxes (as a percent)		0.00%	0.00%